Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2024	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2024	227,690,973	24,539,131	16,822,451	269,052,555
New assets contracts, by right-of use	40,850,336	483,328	100,622	41,434,286
Increases (decreases) from foreign currency translation differences, net	11,949,673	2,222,138	147,298	14,319,109
Depreciation (1)	(11,117,090)	(5,304,825)	(6,946,334)	(23,368,249)
Retirements	(28,751,084)	(75,642)	—	(28,826,726)
Total movements	12,931,835	(2,675,001)	(6,698,414)	3,558,420
Closing balance as of December 31, 2024	240,622,808	21,864,130	10,124,037	272,610,975

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2023	216,012,927	-	17,685,505	233,698,432
New assets contracts, by right-of use	16,726,443	30,477,107	—	47,203,550
Increases (decreases) from foreign currency translation differences, net	9,238,845	(635,842)	150,451	8,753,454
Depreciation	(7,094,687)	(5,286,457)	(1,013,505)	(13,394,649)
Retirements	—	(15,677)	—	(15,677)
Decreases for classification as held for sale (2)	(7,192,555)	—	—	(7,192,555)
Total movements	11,678,046	24,539,131	(863,054)	35,354,123
Closing balance as of December 31, 2023	227,690,973	24,539,131	16,822,451	269,052,555

Schedule of future payments derived from those contracts

	As of December 31,
	2024			2023
	Gross	Interest	Present value	Gross	Interest	Present value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	37,568,810	10,682,691	26,886,119	33,002,320	8,864,127	24,138,193
From one to two years	22,416,134	11,079,596	11,336,538	18,156,807	8,625,314	9,531,493
From two to three years	21,679,403	10,207,030	11,472,373	17,614,228	7,964,453	9,649,775
From three to four years	21,526,710	9,770,031	11,756,679	17,420,525	7,839,832	9,580,693
From four to five years	21,535,925	9,375,862	12,160,063	17,509,738	7,494,285	10,015,453
More than five years	376,358,660	155,365,382	220,993,278	333,452,345	128,305,732	205,146,613
Total	501,085,642	206,480,592	294,605,050	437,155,963	169,093,743	268,062,220

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2024	2023
	ThCh$	ThCh$
Less than one year	932,468	1,102,423
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	932,468	1,102,423